                                                                     Rule 497(d)
                                                              File No. 333-53414

  Supplement dated February 9, 2001 to the Prospectus dated January 16, 2001

                                  Nuveen Unit
                              Trusts, Series 115
              Rittenhouse Concentrated Growth Portfolio, Series 6

Notwithstanding anything to the contrary contained in the Prospectus, the Second Year Commencement Date for the Portfolio is February 18, 2002 rather than February 8, 2002.

                        Please Retain for Your Records.